Cover	Mar. 09, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2025
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity File Number	001-37976
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Drive
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193
City Area Code	(702)
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692115
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Southwest Gas Corporation [Member]
Document Information [Line Items]
Entity Registrant Name	Southwest Gas Corporation
Entity File Number	001-07850
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	88-0085720
Entity Address, Address Line One	8360 S. Durango Drive
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193
City Area Code	(702)
Local Phone Number	876-7237
Entity Central Index Key	0000092416